General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
General and Administrative Expenses
General and Administrative Expenses

11.General and Administrative Expenses

General and administrative expenses are comprised as follows:

	May 19, 2010 to December 31, 2010	2011
Share based compensation	$-	$322,103
Executive services	-	1,415,430
Non-executive directors’ remuneration	-	85,714
Office rent	-	5,114
Fares and traveling expenses	-	48,170
Personnel and other expenses	-	24,547
Professional services	-	357,202
Directors and officers insurance	-	64,099
Stock market annual fees	-	102,392
Other expenses	2,051	75,698
Total general and administrative expenses	$2,051	$2,500,469